Expense Example ((Natural Resources Fund), USD $)	0 Months Ended
Jun. 26, 2014
(Natural Resources Fund - Class A) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 653
Expense Example, with Redemption, 3 Years	1,006
Expense Example, with Redemption, 5 Years	1,382
Expense Example, with Redemption, 10 Years	2,437
(Natural Resources Fund - Class 1) | Class 1
Expense Example:
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	344
Expense Example, with Redemption, 5 Years	603
Expense Example, with Redemption, 10 Years	1,344
(Natural Resources Fund - Class I) | Class I
Expense Example:
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	768
Expense Example, with Redemption, 10 Years	1,694
(Natural Resources Fund - Class R6) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	3,098
Expense Example, with Redemption, 5 Years	5,463
Expense Example, with Redemption, 10 Years	9,419
(Natural Resources Fund - Class NAV) | Class NAV
Expense Example:
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	576
Expense Example, with Redemption, 10 Years	$ 1,286